Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts and notes payable
Accounts payable	¥ 109,410		¥ 52,493
Notes payable(a)	157,016		216,853
Total accounts and notes payable	266,426	$ 37,525	269,346	[1]
Restricted cash
Accounts and notes payable
Notes payable secured by restricted cash			18,579
Notes payable secured by short-term investments	26,436
Long-term bank deposits
Accounts and notes payable
Notes payable(a)			154,922
Short-term bank deposits
Accounts and notes payable
Assets pledged to secure notes payable	¥ 0		¥ 154,922
Minimum
Accounts and notes payable
Terms of short-term notes payable (in days)	91 days
Maximum
Accounts and notes payable
Terms of short-term notes payable (in days)	92 days

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer